Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Fidelity Freedom Index 2050 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Premier II Class
Trading Symbol	FAVQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period August 22, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 19,727,473,878
Holdings Count | shares	5
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$19,727,473,878
Number of Holdings	5
Portfolio Turnover	7%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2055 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Premier II Class
Trading Symbol	FAVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period August 22, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 14,448,762,506
Holdings Count | shares	5
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$14,448,762,506
Number of Holdings	5
Portfolio Turnover	6%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2065 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Premier II Class
Trading Symbol	FAVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period August 22, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 2,413,130,862
Holdings Count | shares	6
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,413,130,862
Number of Holdings	6
Portfolio Turnover	4%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2045 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Premier II Class
Trading Symbol	FAVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period August 22, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 20,629,221,628
Holdings Count | shares	5
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$20,629,221,628
Number of Holdings	5
Portfolio Turnover	8%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2040 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Premier II Class
Trading Symbol	FAVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period August 22, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 23,405,059,072
Holdings Count | shares	5
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$23,405,059,072
Number of Holdings	5
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 50.2 International Equity Funds 33.3 Bond Funds 16.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 50.2 Fidelity Series Global ex U.S. Index Fund 33.3 Fidelity Series Bond Index Fund 9.4 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 2.1 100.0
Fidelity Freedom Index 2070 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Premier II Class
Trading Symbol	FAVWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period August 22, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 2,518,147
Holdings Count | shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,518,147
Number of Holdings	5
Portfolio TurnoverB	0%A
A Amount represents less than 1% B Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2010 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Premier II Class
Trading Symbol	FATUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period August 22, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 733,849,570
Holdings Count | shares	8
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$733,849,570
Number of Holdings	8
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 15.7 International Equity Funds 10.4 Short-Term Funds 8.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 40.2 Fidelity Series Total Market Index Fund 15.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 15.4 Fidelity Series Global ex U.S. Index Fund 10.4 Fidelity Series Treasury Bill Index Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.1 100.0
Fidelity Freedom Index 2035 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Premier II Class
Trading Symbol	FAVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period August 22, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 22,859,083,179
Holdings Count | shares	6
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$22,859,083,179
Number of Holdings	6
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 41.7 Bond Funds 30.8 International Equity Funds 27.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 41.7 Fidelity Series Global ex U.S. Index Fund 27.5 Fidelity Series Bond Index Fund 20.7 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.0 100.0
Fidelity Freedom Index Income Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Income Fund
Class Name	Fidelity Freedom® Index Income Fund Premier II Class
Trading Symbol	FATQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period August 22, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 1,681,067,537
Holdings Count | shares	8
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,681,067,537
Number of Holdings	8
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 70.9 Domestic Equity Funds 11.5 Short-Term Funds 10.0 International Equity Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 43.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.9 Fidelity Series Total Market Index Fund 11.5 Fidelity Series Treasury Bill Index Fund 10.0 Fidelity Series Global ex U.S. Index Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Freedom Index 2060 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Premier II Class
Trading Symbol	FAVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period August 22, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 8,047,655,750
Holdings Count | shares	5
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$8,047,655,750
Number of Holdings	5
Portfolio Turnover	5%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2030 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Premier II Class
Trading Symbol	FAUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period August 22, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 22,274,558,937
Holdings Count | shares	6
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$22,274,558,937
Number of Holdings	6
Portfolio Turnover	10%

Holdings [Text Block]	Bond Funds 41.0 Domestic Equity Funds 35.5 International Equity Funds 23.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 35.5 Fidelity Series Bond Index Fund 26.5 Fidelity Series Global ex U.S. Index Fund 23.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.5 100.0
Fidelity Freedom Index 2015 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Premier II Class
Trading Symbol	FATVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period August 22, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 2,055,460,161
Holdings Count | shares	8
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,055,460,161
Number of Holdings	8
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 59.6 Domestic Equity Funds 21.2 International Equity Funds 14.0 Short-Term Funds 5.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 36.7 Fidelity Series Total Market Index Fund 21.2 Fidelity Series Global ex U.S. Index Fund 14.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 9.8 Fidelity Series Treasury Bill Index Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 100.0
Fidelity Freedom Index 2025 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Premier II Class
Trading Symbol	FATZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period August 22, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 14,699,618,165
Holdings Count | shares	6
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$14,699,618,165
Number of Holdings	6
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 47.5 Domestic Equity Funds 31.6 International Equity Funds 20.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 31.6 Fidelity Series Bond Index Fund 29.2 Fidelity Series Global ex U.S. Index Fund 20.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 100.0
Fidelity Freedom Index 2020 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Premier II Class
Trading Symbol	FATYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period August 22, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 7,157,854,253
Holdings Count | shares	8
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$7,157,854,253
Number of Holdings	8
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 53.3 Domestic Equity Funds 26.7 International Equity Funds 17.7 Short-Term Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 33.1 Fidelity Series Total Market Index Fund 26.7 Fidelity Series Global ex U.S. Index Fund 17.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Long-Term Treasury Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 2.3 100.0
Fidelity Freedom Index 2030 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Institutional Premium Class
Trading Symbol	FFEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 22,274,558,937
Holdings Count | shares	6
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$22,274,558,937
Number of Holdings	6
Portfolio Turnover	10%

Holdings [Text Block]	Bond Funds 41.0 Domestic Equity Funds 35.5 International Equity Funds 23.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 35.5 Fidelity Series Bond Index Fund 26.5 Fidelity Series Global ex U.S. Index Fund 23.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.5 100.0
Fidelity Flex Freedom Blend 2040 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2040 Fund
Class Name	Fidelity Flex® Freedom Blend 2040 Fund
Trading Symbol	FCLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2040 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 69,470,313
Holdings Count | shares	30
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$69,470,313
Number of Holdings	30
Portfolio Turnover	38%

Holdings [Text Block]	Domestic Equity Funds 47.6 International Equity Funds 39.2 Bond Funds 13.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.3 Fidelity Series Blue Chip Growth Fund 10.9 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Series Long-Term Treasury Bond Index Fund 7.3 Fidelity Series Large Cap Growth Index Fund 7.1 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.5 Fidelity Series International Growth Fund 6.5 Fidelity Series Large Cap Stock Fund 6.4 Fidelity Series Value Discovery Fund 4.6 79.6
Fidelity Freedom Index 2015 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Investor Class
Trading Symbol	FLIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 2,055,460,161
Holdings Count | shares	8
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,055,460,161
Number of Holdings	8
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 59.6 Domestic Equity Funds 21.2 International Equity Funds 14.0 Short-Term Funds 5.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 36.7 Fidelity Series Total Market Index Fund 21.2 Fidelity Series Global ex U.S. Index Fund 14.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 9.8 Fidelity Series Treasury Bill Index Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 100.0
Fidelity Flex Freedom Blend 2045 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2045 Fund
Class Name	Fidelity Flex® Freedom Blend 2045 Fund
Trading Symbol	FOLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2045 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 74,664,722
Holdings Count | shares	28
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$74,664,722
Number of Holdings	28
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.2 Fidelity Series Blue Chip Growth Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Growth Index Fund 7.6 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Value Discovery Fund 4.9 82.8
Fidelity Freedom Index 2070 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Investor Class
Trading Symbol	FRBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class A	$ 3	0.12%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.12%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 2,518,147
Holdings Count | shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,518,147
Number of Holdings	5
Portfolio TurnoverB	0%A
A Amount represents less than 1% B Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2020 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Institutional Premium Class
Trading Symbol	FIWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 7,157,854,253
Holdings Count | shares	8
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$7,157,854,253
Number of Holdings	8
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 53.3 Domestic Equity Funds 26.7 International Equity Funds 17.7 Short-Term Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 33.1 Fidelity Series Total Market Index Fund 26.7 Fidelity Series Global ex U.S. Index Fund 17.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Long-Term Treasury Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 2.3 100.0
Fidelity Freedom Index 2020 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Investor Class
Trading Symbol	FPIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 7,157,854,253
Holdings Count | shares	8
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$7,157,854,253
Number of Holdings	8
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 53.3 Domestic Equity Funds 26.7 International Equity Funds 17.7 Short-Term Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 33.1 Fidelity Series Total Market Index Fund 26.7 Fidelity Series Global ex U.S. Index Fund 17.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Long-Term Treasury Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 2.3 100.0
Fidelity Freedom Index 2055 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Institutional Premium Class
Trading Symbol	FFLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 14,448,762,506
Holdings Count | shares	5
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$14,448,762,506
Number of Holdings	5
Portfolio Turnover	6%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2060 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Investor Class
Trading Symbol	FDKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 8,047,655,750
Holdings Count | shares	5
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$8,047,655,750
Number of Holdings	5
Portfolio Turnover	5%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2065 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Institutional Premium Class
Trading Symbol	FFIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 2,413,130,862
Holdings Count | shares	6
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,413,130,862
Number of Holdings	6
Portfolio Turnover	4%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Flex Freedom Blend 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2010 Fund
Class Name	Fidelity Flex® Freedom Blend 2010 Fund
Trading Symbol	FISNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2010 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,638,576
Holdings Count | shares	33
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,638,576
Number of Holdings	33
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 67.3 International Equity Funds 16.4 Domestic Equity Funds 12.9 Short-Term Funds 3.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Bond Index Fund 12.5 Fidelity Series Investment Grade Bond Fund 12.0 Fidelity Series Corporate Bond Fund 7.9 Fidelity Series Investment Grade Securitized Fund 7.7 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.6 Fidelity Series Blue Chip Growth Fund 3.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 74.8
Fidelity Freedom Index 2035 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Institutional Premium Class
Trading Symbol	FFEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 22,859,083,179
Holdings Count | shares	6
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$22,859,083,179
Number of Holdings	6
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 41.7 Bond Funds 30.8 International Equity Funds 27.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 41.7 Fidelity Series Global ex U.S. Index Fund 27.5 Fidelity Series Bond Index Fund 20.7 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.0 100.0
Fidelity Flex Freedom Blend 2070 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2070 Fund
Class Name	Fidelity Flex® Freedom Blend 2070 Fund
Trading Symbol	FRBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2070 Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 2,034,592
Holdings Count | shares	26
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,034,592
Number of Holdings	26
Portfolio TurnoverA	7%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.2 Fidelity Series Blue Chip Growth Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Growth Index Fund 7.6 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Value Discovery Fund 4.9 82.8
Fidelity Freedom Index 2065 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Premier Class
Trading Symbol	FVIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 2,413,130,862
Holdings Count | shares	6
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,413,130,862
Number of Holdings	6
Portfolio Turnover	4%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2045 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Investor Class
Trading Symbol	FIOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 20,629,221,628
Holdings Count | shares	5
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$20,629,221,628
Number of Holdings	5
Portfolio Turnover	8%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2030 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Investor Class
Trading Symbol	FXIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 22,274,558,937
Holdings Count | shares	6
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$22,274,558,937
Number of Holdings	6
Portfolio Turnover	10%

Holdings [Text Block]	Bond Funds 41.0 Domestic Equity Funds 35.5 International Equity Funds 23.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 35.5 Fidelity Series Bond Index Fund 26.5 Fidelity Series Global ex U.S. Index Fund 23.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.5 100.0
Fidelity Freedom Index 2040 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Investor Class
Trading Symbol	FBIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 23,405,059,072
Holdings Count | shares	5
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$23,405,059,072
Number of Holdings	5
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 50.2 International Equity Funds 33.3 Bond Funds 16.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 50.2 Fidelity Series Global ex U.S. Index Fund 33.3 Fidelity Series Bond Index Fund 9.4 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 2.1 100.0
Fidelity Freedom Index 2045 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Institutional Premium Class
Trading Symbol	FFOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 20,629,221,628
Holdings Count | shares	5
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$20,629,221,628
Number of Holdings	5
Portfolio Turnover	8%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2010 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Investor Class
Trading Symbol	FKIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 733,849,570
Holdings Count | shares	8
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$733,849,570
Number of Holdings	8
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 15.7 International Equity Funds 10.4 Short-Term Funds 8.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 40.2 Fidelity Series Total Market Index Fund 15.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 15.4 Fidelity Series Global ex U.S. Index Fund 10.4 Fidelity Series Treasury Bill Index Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.1 100.0
Fidelity Flex Freedom Blend 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2020 Fund
Class Name	Fidelity Flex® Freedom Blend 2020 Fund
Trading Symbol	FULSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2020 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 30,455,366
Holdings Count | shares	32
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$30,455,366
Number of Holdings	32
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 52.2 Domestic Equity Funds 23.9 International Equity Funds 23.7 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.9 Fidelity Series Emerging Markets Opportunities Fund 6.8 Fidelity Series Large Cap Value Index Fund 6.7 Fidelity Series Corporate Bond Fund 5.8 Fidelity Series Investment Grade Securitized Fund 5.6 Fidelity Series Blue Chip Growth Fund 5.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 65.8
Fidelity Freedom Index 2040 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Institutional Premium Class
Trading Symbol	FFIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 23,405,059,072
Holdings Count | shares	5
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$23,405,059,072
Number of Holdings	5
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 50.2 International Equity Funds 33.3 Bond Funds 16.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 50.2 Fidelity Series Global ex U.S. Index Fund 33.3 Fidelity Series Bond Index Fund 9.4 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 2.1 100.0
Fidelity Freedom Index 2060 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Premier Class
Trading Symbol	FUIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 8,047,655,750
Holdings Count | shares	5
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$8,047,655,750
Number of Holdings	5
Portfolio Turnover	5%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Flex Freedom Blend Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend Income Fund
Class Name	Fidelity Flex® Freedom Blend Income Fund
Trading Symbol	FTLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 3,845,593
Holdings Count | shares	33
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,845,593
Number of Holdings	33
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 72.4 International Equity Funds 13.6 Domestic Equity Funds 8.7 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Bond Index Fund 13.3 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.5 Fidelity Series Investment Grade Securitized Fund 8.3 Fidelity Series Emerging Markets Opportunities Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Treasury Bill Index Fund 3.2 Fidelity Series Long-Term Treasury Bond Index Fund 2.7 Fidelity Series Large Cap Value Index Fund 2.4 80.4
Fidelity Freedom Index 2035 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Investor Class
Trading Symbol	FIHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 22,859,083,179
Holdings Count | shares	6
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$22,859,083,179
Number of Holdings	6
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 41.7 Bond Funds 30.8 International Equity Funds 27.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 41.7 Fidelity Series Global ex U.S. Index Fund 27.5 Fidelity Series Bond Index Fund 20.7 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.0 100.0
Fidelity Freedom Index Income Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Income Fund
Class Name	Fidelity Freedom® Index Income Fund Investor Class
Trading Symbol	FIKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 1,681,067,537
Holdings Count | shares	8
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,681,067,537
Number of Holdings	8
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 70.9 Domestic Equity Funds 11.5 Short-Term Funds 10.0 International Equity Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 43.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.9 Fidelity Series Total Market Index Fund 11.5 Fidelity Series Treasury Bill Index Fund 10.0 Fidelity Series Global ex U.S. Index Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Flex Freedom Blend 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2035 Fund
Class Name	Fidelity Flex® Freedom Blend 2035 Fund
Trading Symbol	FJLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2035 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 84,600,359
Holdings Count | shares	40
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$84,600,359
Number of Holdings	40
Portfolio Turnover	30%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.7 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series International Value Fund 5.4 Fidelity Series Overseas Fund 5.4 Fidelity Series International Growth Fund 5.4 Fidelity Series Large Cap Stock Fund 5.4 Fidelity Series Government Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 66.1
Fidelity Freedom Index Income Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Income Fund
Class Name	Fidelity Freedom® Index Income Fund Institutional Premium Class
Trading Symbol	FFGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 1,681,067,537
Holdings Count | shares	8
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,681,067,537
Number of Holdings	8
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 70.9 Domestic Equity Funds 11.5 Short-Term Funds 10.0 International Equity Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 43.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.9 Fidelity Series Total Market Index Fund 11.5 Fidelity Series Treasury Bill Index Fund 10.0 Fidelity Series Global ex U.S. Index Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Freedom Index 2010 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Premier Class
Trading Symbol	FCYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 733,849,570
Holdings Count | shares	8
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$733,849,570
Number of Holdings	8
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 15.7 International Equity Funds 10.4 Short-Term Funds 8.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 40.2 Fidelity Series Total Market Index Fund 15.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 15.4 Fidelity Series Global ex U.S. Index Fund 10.4 Fidelity Series Treasury Bill Index Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.1 100.0
Fidelity Freedom Index 2045 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Premier Class
Trading Symbol	FQIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 20,629,221,628
Holdings Count | shares	5
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$20,629,221,628
Number of Holdings	5
Portfolio Turnover	8%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Flex Freedom Blend 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2025 Fund
Class Name	Fidelity Flex® Freedom Blend 2025 Fund
Trading Symbol	FELSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2025 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 48,550,715
Holdings Count | shares	30
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$48,550,715
Number of Holdings	30
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 44.3 Domestic Equity Funds 28.8 International Equity Funds 26.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.0 Fidelity Series Large Cap Value Index Fund 8.0 Fidelity Series Emerging Markets Opportunities Fund 7.5 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series Blue Chip Growth Fund 6.6 Fidelity Series Investment Grade Bond Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 6.5 Fidelity Series Corporate Bond Fund 4.3 Fidelity Series Large Cap Growth Index Fund 4.3 Fidelity Series International Value Fund 4.2 64.7
Fidelity Flex Freedom Blend 2065 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2065 Fund
Class Name	Fidelity Flex® Freedom Blend 2065 Fund
Trading Symbol	FDFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2065 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 9,459,386
Holdings Count | shares	28
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$9,459,386
Number of Holdings	28
Portfolio Turnover	21%

Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.2 Fidelity Series Blue Chip Growth Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Growth Index Fund 7.6 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Value Discovery Fund 4.9 82.8
Fidelity Freedom Index 2070 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Institutional Premium Class
Trading Symbol	FRBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class A	$ 2	0.08%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.08%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 2,518,147
Holdings Count | shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,518,147
Number of Holdings	5
Portfolio TurnoverB	0%A
A Amount represents less than 1% B Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2025 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Institutional Premium Class
Trading Symbol	FFEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 14,699,618,165
Holdings Count | shares	6
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$14,699,618,165
Number of Holdings	6
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 47.5 Domestic Equity Funds 31.6 International Equity Funds 20.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 31.6 Fidelity Series Bond Index Fund 29.2 Fidelity Series Global ex U.S. Index Fund 20.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 100.0
Fidelity Flex Freedom Blend 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2015 Fund
Class Name	Fidelity Flex® Freedom Blend 2015 Fund
Trading Symbol	FILSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2015 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 10,722,112
Holdings Count | shares	33
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$10,722,112
Number of Holdings	33
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 61.0 International Equity Funds 20.0 Domestic Equity Funds 18.4 Short-Term Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.4 Fidelity Series Investment Grade Bond Fund 11.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Corporate Bond Fund 7.2 Fidelity Series Investment Grade Securitized Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 5.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.3 Fidelity Series Large Cap Value Index Fund 5.1 Fidelity Series Blue Chip Growth Fund 4.2 Fidelity Series International Developed Markets Bond Index Fund 4.0 71.7
Fidelity Flex Freedom Blend 2055 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2055 Fund
Class Name	Fidelity Flex® Freedom Blend 2055 Fund
Trading Symbol	FQLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2055 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 38,431,227
Holdings Count | shares	28
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$38,431,227
Number of Holdings	28
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.2 Fidelity Series Blue Chip Growth Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Growth Index Fund 7.6 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Value Discovery Fund 4.9 82.8
Fidelity Freedom Index 2030 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Premier Class
Trading Symbol	FMKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 22,274,558,937
Holdings Count | shares	6
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$22,274,558,937
Number of Holdings	6
Portfolio Turnover	10%

Holdings [Text Block]	Bond Funds 41.0 Domestic Equity Funds 35.5 International Equity Funds 23.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 35.5 Fidelity Series Bond Index Fund 26.5 Fidelity Series Global ex U.S. Index Fund 23.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.5 100.0
Fidelity Freedom Index 2010 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Institutional Premium Class
Trading Symbol	FFWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 733,849,570
Holdings Count | shares	8
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$733,849,570
Number of Holdings	8
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 15.7 International Equity Funds 10.4 Short-Term Funds 8.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 40.2 Fidelity Series Total Market Index Fund 15.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 15.4 Fidelity Series Global ex U.S. Index Fund 10.4 Fidelity Series Treasury Bill Index Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.1 100.0
Fidelity Freedom Index 2020 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Premier Class
Trading Symbol	FKIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 7,157,854,253
Holdings Count | shares	8
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$7,157,854,253
Number of Holdings	8
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 53.3 Domestic Equity Funds 26.7 International Equity Funds 17.7 Short-Term Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 33.1 Fidelity Series Total Market Index Fund 26.7 Fidelity Series Global ex U.S. Index Fund 17.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Long-Term Treasury Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 2.3 100.0
Fidelity Freedom Index 2070 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Premier Class
Trading Symbol	FRBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 1	0.05%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.05%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 2,518,147
Holdings Count | shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,518,147
Number of Holdings	5
Portfolio TurnoverB	0%A
A Amount represents less than 1% B Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2060 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Institutional Premium Class
Trading Symbol	FFLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 8,047,655,750
Holdings Count | shares	5
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$8,047,655,750
Number of Holdings	5
Portfolio Turnover	5%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Flex Freedom Blend 2050 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2050 Fund
Class Name	Fidelity Flex® Freedom Blend 2050 Fund
Trading Symbol	FYLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2050 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 55,138,849
Holdings Count | shares	28
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$55,138,849
Number of Holdings	28
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.2 Fidelity Series Blue Chip Growth Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Growth Index Fund 7.6 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Value Discovery Fund 4.9 82.8
Fidelity Freedom Index 2035 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Premier Class
Trading Symbol	FNIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 22,859,083,179
Holdings Count | shares	6
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$22,859,083,179
Number of Holdings	6
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 41.7 Bond Funds 30.8 International Equity Funds 27.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 41.7 Fidelity Series Global ex U.S. Index Fund 27.5 Fidelity Series Bond Index Fund 20.7 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2040 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Premier Class
Trading Symbol	FPIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 23,405,059,072
Holdings Count | shares	5
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$23,405,059,072
Number of Holdings	5
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 50.2 International Equity Funds 33.3 Bond Funds 16.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 50.2 Fidelity Series Global ex U.S. Index Fund 33.3 Fidelity Series Bond Index Fund 9.4 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 2.1 100.0
Fidelity Flex Freedom Blend 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2030 Fund
Class Name	Fidelity Flex® Freedom Blend 2030 Fund
Trading Symbol	FVLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2030 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 79,209,508
Holdings Count | shares	30
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$79,209,508
Number of Holdings	30
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 37.7 Domestic Equity Funds 32.8 International Equity Funds 29.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.1 Fidelity Series Emerging Markets Opportunities Fund 8.1 Fidelity Series Blue Chip Growth Fund 7.5 Fidelity Series Long-Term Treasury Bond Index Fund 6.9 Fidelity Series Government Bond Index Fund 5.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.8 Fidelity Series Investment Grade Bond Fund 5.7 Fidelity Series Large Cap Growth Index Fund 4.9 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 63.3
Fidelity Freedom Index 2025 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Premier Class
Trading Symbol	FLIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 14,699,618,165
Holdings Count | shares	6
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$14,699,618,165
Number of Holdings	6
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 47.5 Domestic Equity Funds 31.6 International Equity Funds 20.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 31.6 Fidelity Series Bond Index Fund 29.2 Fidelity Series Global ex U.S. Index Fund 20.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 100.0
Fidelity Freedom Index 2050 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Institutional Premium Class
Trading Symbol	FFOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 19,727,473,878
Holdings Count | shares	5
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$19,727,473,878
Number of Holdings	5
Portfolio Turnover	7%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2015 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Institutional Premium Class
Trading Symbol	FIWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 2,055,460,161
Holdings Count | shares	8
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,055,460,161
Number of Holdings	8
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 59.6 Domestic Equity Funds 21.2 International Equity Funds 14.0 Short-Term Funds 5.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 36.7 Fidelity Series Total Market Index Fund 21.2 Fidelity Series Global ex U.S. Index Fund 14.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 9.8 Fidelity Series Treasury Bill Index Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 100.0
Fidelity Freedom Index 2050 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Premier Class
Trading Symbol	FRLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 19,727,473,878
Holdings Count | shares	5
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$19,727,473,878
Number of Holdings	5
Portfolio Turnover	7%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2050 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Investor Class
Trading Symbol	FIPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 19,727,473,878
Holdings Count | shares	5
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$19,727,473,878
Number of Holdings	5
Portfolio Turnover	7%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2055 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Investor Class
Trading Symbol	FDEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 14,448,762,506
Holdings Count | shares	5
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$14,448,762,506
Number of Holdings	5
Portfolio Turnover	6%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2025 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Investor Class
Trading Symbol	FQIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 14,699,618,165
Holdings Count | shares	6
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$14,699,618,165
Number of Holdings	6
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 47.5 Domestic Equity Funds 31.6 International Equity Funds 20.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 31.6 Fidelity Series Bond Index Fund 29.2 Fidelity Series Global ex U.S. Index Fund 20.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 100.0
Fidelity Freedom Index Income Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Income Fund
Class Name	Fidelity Freedom® Index Income Fund Premier Class
Trading Symbol	FAPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,681,067,537
Holdings Count | shares	8
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,681,067,537
Number of Holdings	8
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 70.9 Domestic Equity Funds 11.5 Short-Term Funds 10.0 International Equity Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 43.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.9 Fidelity Series Total Market Index Fund 11.5 Fidelity Series Treasury Bill Index Fund 10.0 Fidelity Series Global ex U.S. Index Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Freedom Index 2065 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Investor Class
Trading Symbol	FFIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 2,413,130,862
Holdings Count | shares	6
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,413,130,862
Number of Holdings	6
Portfolio Turnover	4%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2015 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Premier Class
Trading Symbol	FFYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 2,055,460,161
Holdings Count | shares	8
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,055,460,161
Number of Holdings	8
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 59.6 Domestic Equity Funds 21.2 International Equity Funds 14.0 Short-Term Funds 5.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 36.7 Fidelity Series Total Market Index Fund 21.2 Fidelity Series Global ex U.S. Index Fund 14.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 9.8 Fidelity Series Treasury Bill Index Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 100.0
Fidelity Freedom Index 2055 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Premier Class
Trading Symbol	FTYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 14,448,762,506
Holdings Count | shares	5
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$14,448,762,506
Number of Holdings	5
Portfolio Turnover	6%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 35.9 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 35.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Flex Freedom Blend 2060 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2060 Fund
Class Name	Fidelity Flex® Freedom Blend 2060 Fund
Trading Symbol	FWLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2060 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 20,349,137
Holdings Count | shares	28
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$20,349,137
Number of Holdings	28
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.2 Fidelity Series Blue Chip Growth Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Growth Index Fund 7.6 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Value Discovery Fund 4.9 82.8